AB BOND FUNDS -AB Total Return Bond Portfolio -AB Bond Inflation Strategy AB CORPORATE SHARES -AB Taxable Multi-Sector Income Shares	SANFORD C. BERNSTEIN FUND II, INC. -Bernstein Intermediate Duration Institutional Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 14, 2019 to the (i) AB Total Return Bond Portfolio Prospectus and Summary Prospectus dated July 12, 2019; (ii) AB Bond Inflation Strategy Prospectuses and Summary Prospectuses dated January 31, 2019; (iii) AB Taxable Multi-Sector Income Shares Prospectus and Summary Prospectus dated August 30, 2019; and (iv) Bernstein Intermediate Duration Institutional Portfolio Prospectus and Summary Prospectus dated January 28, 2019 (the “Prospectuses”).

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Effective December 15, 2019, the following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB Total Return Bond Portfolio

Bernstein Intermediate Duration Institutional Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the [Adviser/Manager]

Shawn E. Keegan	Since 2005	Senior Vice President of the [Adviser/Manager]

Douglas J. Peebles	Since 2007	Senior Vice President of the [Adviser/Manager]

Janaki Rao	Since 2018	Senior Vice President of the [Adviser/Manager]

Dimitri Silva	Since December 2019	Vice President of the [Adviser/Manager]

AB Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser

Shawn E. Keegan	Since 2010	Senior Vice President of the Adviser

Janaki Rao	Since 2018	Senior Vice President of the Adviser

Dimitri Silva	Since December 2019	Vice President of the Adviser

AB Taxable Multi-Sector Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2010	Senior Vice President of the Adviser

Shawn E. Keegan	Since 2010	Senior Vice President of the Adviser

Douglas J. Peebles	Since 2010	Senior Vice President of the Adviser

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Effective December 15, 2019, the following replaces certain information under the heading “Management of the [Funds/Portfolios] — Portfolio Managers” in the Prospectuses for the following Funds:

AB Total Return Bond Portfolio

Bernstein Intermediate Duration Institutional Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the [Adviser/Manager]	Senior Vice President of the [Adviser/Manager], with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Shawn E. Keegan; since 2005; Senior Vice President of the [Adviser/Manager]	Senior Vice President of the [Adviser/Manager], with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Douglas J. Peebles; since 2007; Senior Vice President of the [Adviser/Manager], and Chief Investment Officer of Fixed Income	Senior Vice President of the [Adviser/Manager], with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Janaki Rao; since 2018; Senior Vice President of the [Adviser/Manager]	Senior Vice President of the [Adviser/Manager], with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Dimitri Silva; since December 2019; Vice President of the [Adviser/Manager]	Vice President of the [Adviser/Manager], with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

AB Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2014.

Shawn E. Keegan; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2014.

Janaki Rao; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2014.

Dimitri Silva; since December 2019; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2014.

Taxable Multi-Sector Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Shawn E. Keegan; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Douglas J. Peebles; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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